DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 64.3%
Argentina - 0.0% (A)
Globant SA (B)	275	$ 49,286

Australia - 4.4%
Afterpay, Ltd. (B)	1,735	99,472
AGL Energy, Ltd.	4,706	45,941
Alumina, Ltd. (C)	17,617	17,362
AMP, Ltd. (C)	25,954	24,276
Ampol, Ltd.	1,886	32,375
APA Group (C)	8,911	65,977
Aristocrat Leisure, Ltd.	4,822	103,581
ASX, Ltd.	1,462	84,900
Atlas Arteria, Ltd.	7,243	31,512
Atlassian Corp. PLC, Class A (B)	968	175,973
Aurizon Holdings, Ltd.	14,460	44,048
AusNet Services (C)	13,889	18,715
Australia & New Zealand Banking Group, Ltd.	21,420	264,375
Bendigo & Adelaide Bank, Ltd. (C)	4,002	17,325
BHP Group PLC	15,951	341,038
BHP Group, Ltd.	22,248	567,686
BlueScope Steel, Ltd.	3,796	34,554
Boral, Ltd. (C)	7,775	25,412
Brambles, Ltd.	11,366	85,458
CIMIC Group, Ltd. (B) (C)	551	7,326
Coca-Cola Amatil, Ltd.	3,773	25,691
Cochlear, Ltd.	496	70,391
Coles Group, Ltd.	10,074	122,749
Commonwealth Bank of Australia	13,369	609,526
Computershare, Ltd. (C)	3,840	33,633
Crown Resorts, Ltd. (C)	2,710	17,074
CSL, Ltd.	3,429	705,370
Dexus, REIT	8,241	52,511
Domino’s Pizza Enterprises, Ltd.	477	27,085
Evolution Mining, Ltd.	12,903	53,177
Fortescue Metals Group, Ltd.	12,557	146,704
Goodman Group, REIT	12,566	161,580
GPT Group, REIT	14,711	41,122
Harvey Norman Holdings, Ltd. (C)	5,176	16,806
Incitec Pivot, Ltd.	14,668	21,342
Insurance Australia Group, Ltd. (C)	17,454	54,794
Lendlease Corp., Ltd.	5,198	41,094
Macquarie Group, Ltd.	2,566	219,911
Magellan Financial Group, Ltd.	1,074	43,601
Medibank Pvt, Ltd.	20,799	37,418
Mirvac Group, REIT	29,713	46,427
National Australia Bank, Ltd.	24,848	316,124
Newcrest Mining, Ltd.	6,163	137,997
Northern Star Resources, Ltd.	5,594	54,690
Oil Search, Ltd.	13,966	26,427
Orica, Ltd.	3,065	33,897
Origin Energy, Ltd.	13,301	40,994
Qantas Airways, Ltd. (B)	6,980	20,262
QBE Insurance Group, Ltd.	11,096	68,476
Ramsay Health Care, Ltd.	1,400	66,308
REA Group, Ltd. (C)	378	29,794
Santos, Ltd.	13,372	46,772
Saracen Mineral Holdings, Ltd. (B)	8,365	30,997
Scentre Group, REIT	39,199	61,811
SEEK, Ltd.	2,666	40,682
Seven Group Holdings, Ltd. (C)	1,000	12,844
Sonic Healthcare, Ltd.	3,593	85,396
South32, Ltd.	36,600	53,515

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Stockland, REIT	18,007	$ 48,787
Suncorp Group, Ltd.	9,664	58,530
Sydney Airport (C)	9,987	41,947
Tabcorp Holdings, Ltd.	16,744	40,084
Telstra Corp., Ltd.	31,437	62,640
TPG Telecom, Ltd. (B) (C)	2,808	14,692
Transurban Group (C)	20,662	208,962
Treasury Wine Estates, Ltd.	5,446	34,897
Vicinity Centres, REIT (C)	29,078	28,657
Washington H Soul Pattinson & Co., Ltd. (C)	940	15,840
Wesfarmers, Ltd.	8,563	272,629
Westpac Banking Corp.	27,276	329,223
WiseTech Global, Ltd.	1,174	21,701
Woodside Petroleum, Ltd.	7,208	90,824
Woolworths Group, Ltd.	9,539	249,075
Worley, Ltd. (C)	2,398	16,414

		7,297,200

Austria - 0.2%
ams AG (B)	2,072	47,202
Andritz AG	542	16,754
BAWAG Group AG (B) (D)	525	18,962
CA Immobilien Anlagen AG	537	15,932
Erste Group Bank AG (B)	2,240	46,953
EVN AG	285	4,772
Flughafen Wien AG (B)	70	1,822
Immofinanz AG (B) (C)	726	11,502
Mayr Melnhof Karton AG	65	11,296
Oesterreichische Post AG (C)	240	8,077
OMV AG (B)	1,088	29,855
Raiffeisen Bank International AG (B)	1,019	15,618
Strabag SE (B)	108	3,324
Telekom Austria AG	1,054	7,453
UNIQA Insurance Group AG	863	5,212
Verbund AG	514	28,136
Vienna Insurance Group AG Wiener Versicherung Gruppe	271	6,032
voestalpine AG	836	22,057
Wienerberger AG (B)	870	22,995

		323,954

Belgium - 0.6%
Ackermans & van Haaren NV (B)	169	21,938
Ageas SA	1,396	57,067
Anheuser-Busch InBev SA	6,394	346,592
Colruyt SA	480	31,161
Elia Group SA	254	25,377
Galapagos NV (B)	360	51,165
Groupe Bruxelles Lambert SA	890	80,341
KBC Group NV	2,551	128,003
Proximus SADP	1,174	21,442
Sofina SA	119	32,514
Solvay SA (C)	552	47,551
Telenet Group Holding NV	361	14,029
UCB SA	955	108,629
Umicore SA	1,507	62,823
Warehouses de Pauw CVA, REIT	990	36,058

		1,064,690

Chile - 0.0% (A)
Antofagasta PLC	2,606	34,482

China - 0.1%
China Evergrande New Energy Vehicle Group, Ltd. (B)	16,500	42,325

Transamerica ETF Trust	Page 1

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (continued)
ENN Energy Holdings, Ltd.	5,700	$ 62,075
Fosun International, Ltd.	18,500	21,484

		125,884

Czech Republic - 0.0% (A)
Avast PLC (D)	5,716	38,943

Denmark - 1.5%
AP Moller - Maersk A/S, Class A (C)	24	35,294
AP Moller - Maersk A/S, Class B	48	76,222
Carlsberg A/S, Class B	769	103,700
Chr Hansen Holding A/S	777	86,394
Coloplast A/S, Class B	897	141,804
Danske Bank A/S (B)	5,144	69,773
Demant A/S (B) (C)	782	24,577
DSV Panalpina A/S	1,546	252,684
Genmab A/S (B)	491	177,906
GN Store Nord A/S	1,074	81,348
H. Lundbeck A/S	465	15,347
Novo Nordisk A/S, Class B	12,594	871,675
Novozymes A/S, B Shares	1,589	100,105
Orsted A/S (D)	1,357	187,140
Rockwool International A/S, B Shares	54	20,757
Tryg A/S	913	28,824
Vestas Wind Systems A/S	1,502	243,718

		2,517,268

Finland - 0.9%
Elisa OYJ	1,130	66,626
Fortum OYJ	3,287	66,587
Huhtamaki OYJ	721	35,662
Kesko OYJ, B Shares	2,051	52,912
Kojamo OYJ	1,027	22,087
Kone OYJ, Class B	3,019	265,730
Metso Outotec OYJ	5,322	37,414
Neste OYJ	3,253	171,544
Nokia OYJ (B)	42,531	167,078
Nordea Bank Abp (B)	24,393	186,177
Orion OYJ, Class B	795	36,050
Sampo OYJ, A Shares	3,808	150,888
Stora Enso OYJ, R Shares	4,625	72,539
UPM-Kymmene OYJ	4,019	122,488
Wartsila OYJ Abp (C)	3,664	28,865

		1,482,647

France - 5.7%
Aeroports de Paris	202	20,217
Air Liquide SA	3,557	565,186
Airbus SE (B)	4,619	336,200
Amundi SA (B) (D)	458	32,332
AXA SA	15,760	291,556
BioMerieux	313	49,110
BNP Paribas SA (B)	8,647	314,084
Bollore SA	6,898	25,788
Bouygues SA	1,693	58,805
Bureau Veritas SA (B)	2,184	49,326
Capgemini SE	1,216	156,497
Carrefour SA	4,384	70,250
Christian Dior SE	27	11,069
Cie de Saint-Gobain (B)	4,126	174,229
Cie Generale des Etablissements Michelin SCA	1,360	146,275
Credit Agricole SA (B)	9,586	83,993
Danone SA	5,174	335,036
Dassault Systemes SE	1,033	193,513
Electricite de France SA	3,047	32,250

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Engie SA (B)	13,426	$ 179,797
EssilorLuxottica SA (B)	2,247	306,049
Hermes International	263	227,049
Kering SA	562	374,065
L’Oreal SA	1,814	590,507
Legrand SA	2,000	159,903
LVMH Moet Hennessy Louis Vuitton SE	2,034	952,637
Orange SA	15,403	160,466
Pernod Ricard SA	1,523	243,157
Peugeot SA (B)	4,852	88,190
Safran SA (B)	2,481	245,665
Sanofi	8,658	866,339
Sartorius Stedim Biotech	181	62,529
Schneider Electric SE	4,069	506,019
Societe Generale SA (B)	5,954	79,022
Sodexo SA	635	45,438
Teleperformance	442	136,627
Thales SA	799	60,115
TOTAL SE (C)	19,035	651,785
Veolia Environnement SA	3,992	86,228
Vinci SA	3,839	321,969
Vivendi SA	6,526	182,135
Worldline SA (B) (D)	979	80,500

		9,551,907

Germany - 5.1%
adidas AG (B)	1,393	451,010
Allianz SE	3,151	604,579
BASF SE	6,937	422,840
Bayer AG	7,420	463,854
Bayerische Motoren Werke AG	2,410	175,189
Beiersdorf AG	742	84,400
BioNTech SE, ADR (B)	72	4,985
Continental AG	816	88,493
Daimler AG	6,302	340,201
Delivery Hero SE (B) (D)	1,081	124,380
Deutsche Bank AG (B)	15,609	131,605
Deutsche Boerse AG	1,435	252,076
Deutsche Post AG	7,334	334,549
Deutsche Telekom AG	24,453	409,763
Deutsche Wohnen SE	2,717	136,014
E.ON SE	16,956	187,461
Evonik Industries AG	1,443	37,396
Fresenius Medical Care AG & Co. KGaA	1,601	135,211
Fresenius SE & Co. KGaA	3,093	140,837
Hannover Rueck SE	455	70,536
HeidelbergCement AG	1,109	68,041
Henkel AG & Co. KGaA	746	69,896
Infineon Technologies AG	9,863	278,911
Knorr-Bremse AG	499	58,890
Merck KGaA	976	142,548
MTU Aero Engines AG	401	66,773
Muenchener Rueckversicherungs-Gesellschaft AG	1,058	268,728
Puma SE (B)	638	57,503
RWE AG	5,107	191,519
SAP SE	8,257	1,285,459
Sartorius AG	6	2,076
Siemens AG	6,098	771,431
Siemens Healthineers AG (D)	1,705	76,576
Symrise AG	972	134,498
Talanx AG (B)	401	12,941
TeamViewer AG (B) (D)	921	45,490
Traton SE	378	7,527
Uniper SE	746	24,109
Volkswagen AG (B)	223	39,016

Transamerica ETF Trust	Page 2

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Vonovia SE	4,273	$ 293,529
Zalando SE (B) (D)	1,248	116,931

		8,607,771

Hong Kong - 1.9%
AIA Group, Ltd.	91,400	895,130
Alibaba Health Information Technology, Ltd. (B)	32,000	77,956
Bank of East Asia, Ltd.	11,800	21,682
BOC Hong Kong Holdings, Ltd.	27,000	71,071
Budweiser Brewing Co. APAC, Ltd. (D)	13,000	37,742
Chow Tai Fook Jewellery Group, Ltd.	16,600	21,634
CK Asset Holdings, Ltd.	18,500	90,113
CK Hutchison Holdings, Ltd.	20,500	123,264
CK Infrastructure Holdings, Ltd.	4,500	20,990
CLP Holdings, Ltd.	12,000	111,484
Galaxy Entertainment Group, Ltd.	16,000	107,252
Hang Lung Properties, Ltd.	14,000	35,370
Hang Seng Bank, Ltd.	5,500	80,974
Henderson Land Development Co., Ltd.	10,000	36,839
HK Electric Investments & HK Electric Investments, Ltd.	17,500	18,065
HKT Trust & HKT, Ltd.	27,000	35,744
Hong Kong & China Gas Co., Ltd.	81,000	116,013
Hong Kong Exchanges & Clearing, Ltd.	9,000	420,155
Hongkong Land Holdings, Ltd.	8,800	32,648
Jardine Matheson Holdings, Ltd.	2,000	79,360
Jardine Strategic Holdings, Ltd.	1,300	25,753
Link, REIT	15,600	126,813
Melco Resorts & Entertainment, Ltd., ADR	1,584	26,374
MTR Corp., Ltd.	11,500	56,758
New World Development Co., Ltd.	11,000	53,226
Power Assets Holdings, Ltd.	10,500	55,006
Sino Land Co., Ltd.	22,000	25,548
Sun Hung Kai Properties, Ltd.	11,500	146,606
Swire Properties, Ltd.	8,000	21,058
Techtronic Industries Co., Ltd.	13,000	170,426
Wharf Holdings, Ltd.	12,000	23,876
Wharf Real Estate Investment Co., Ltd.	13,000	52,839

		3,217,769

Ireland - 0.8%
CRH PLC	5,970	216,112
DCC PLC	765	59,419
Experian PLC	6,951	262,399
Flutter Entertainment PLC (B)	1,014	161,356
ICON PLC (B)	397	75,863
James Hardie Industries PLC, CDI	3,347	79,502
Kerry Group PLC, Class A	1,155	148,308
Kingspan Group PLC (B)	1,166	106,240
Ryanair Holdings PLC, ADR (B)	819	66,961
Smurfit Kappa Group PLC	1,785	70,163

		1,246,323

Israel - 0.5%
Airport City, Ltd. (B)	489	5,117
Alony Hetz Properties & Investments, Ltd.	1,109	10,927
Amot Investments, Ltd.	1,297	5,946
Azrieli Group, Ltd.	275	12,302
Bank Hapoalim BM	8,444	45,179
Bank Leumi Le-Israel BM	11,077	48,838
Bayside Land Corp.	11	6,368
Bezeq Israeli Telecommunication Corp., Ltd. (B)	15,427	17,951
Check Point Software Technologies, Ltd. (B)	836	100,604
Compugen, Ltd. (B)	625	10,156

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
CyberArk Software, Ltd. (B)	293	$ 30,302
Elbit Systems, Ltd.	187	22,793
Electra, Ltd.	14	6,324
Energix-Renewable Energies, Ltd. (B)	1,646	6,569
Enlight Renewable Energy, Ltd. (B)	5,840	10,439
Fattal Holdings 1998, Ltd. (B)	41	2,318
First International Bank of Israel, Ltd.	394	8,188
Fiverr International, Ltd. (B)	127	17,650
Formula Systems 1985, Ltd.	72	6,109
Harel Insurance Investments & Financial Services, Ltd. (B)	872	5,469
ICL Group, Ltd.	5,202	18,434
Inmode, Ltd. (B)	124	4,486
Isracard, Ltd.	1	1
Israel Corp., Ltd. (B)	31	3,324
Israel Discount Bank, Ltd., A Shares	8,794	23,757
Kornit Digital, Ltd. (B)	340	22,056
Matrix IT, Ltd.	239	5,632
Maytronics, Ltd.	325	5,009
Melisron, Ltd.	158	5,105
Mivne Real Estate KD, Ltd.	4,483	8,369
Mizrahi Tefahot Bank, Ltd.	992	17,617
Nice, Ltd. (B)	470	106,345
Nova Measuring Instruments, Ltd. (B)	197	10,391
OPC Energy, Ltd.	325	2,962
Paz Oil Co., Ltd.	76	5,986
Phoenix Holdings, Ltd. (B)	1,102	5,120
Plus500, Ltd.	807	16,364
Sapiens International Corp. NV	196	6,126
Shapir Engineering & Industry, Ltd. (B)	1,071	7,199
Shikun & Binui, Ltd. (B)	1,616	7,276
Shufersal, Ltd.	1,320	10,343
Strauss Group, Ltd.	376	10,815
Taro Pharmaceutical Industries, Ltd. (B)	66	3,620
Teva Pharmaceutical Industries, Ltd., ADR (B)	8,227	74,125
Tower Semiconductor, Ltd. (B)	806	15,023
Wix.com, Ltd. (B)	389	99,137

		874,171

Italy - 1.3%
A2A SpA	11,830	17,202
Amplifon SpA (B)	629	22,534
Assicurazioni Generali SpA	9,284	130,915
Atlantia SpA (B) (C)	3,801	59,861
Banca Mediolanum SpA	1,841	13,277
Davide Campari-Milano NV	3,158	34,510
DiaSorin SpA	148	29,834
Enel SpA	58,296	507,101
Eni SpA	19,212	150,674
Ferrari NV	967	177,634
FinecoBank Banca Fineco SpA (B)	4,579	63,119
Hera SpA	5,962	22,037
Infrastrutture Wireless Italiane SpA (D)	2,466	27,298
Intesa Sanpaolo SpA (B)	132,215	248,532
Leonardo SpA (C)	3,056	17,918
Mediobanca Banca di Credito Finanziario SpA	5,524	43,388
Moncler SpA (B)	1,500	61,529
Nexi SpA (B) (D)	2,702	54,245
Pirelli & C SpA (B) (D)	3,323	14,270
Poste Italiane SpA (D)	3,452	30,635
Prada SpA (B) (C)	3,900	15,197
Prysmian SpA	2,025	58,985
Recordati Industria Chimica e Farmaceutica SpA	756	38,776

Transamerica ETF Trust	Page 3

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Snam SpA	15,991	$ 82,302
Telecom Italia SpA (C)	87,262	34,996
Telecom Italia SpA	45,511	18,401
Terna Rete Elettrica Nazionale SpA	10,578	74,103
UniCredit SpA (B)	15,957	131,826
UnipolSai Assicurazioni SpA (C)	3,419	8,925

		2,190,024

Japan - 18.3%
ABC-Mart, Inc.	200	10,367
Acom Co., Ltd. (C)	3,500	15,091
Activia Properties, Inc., REIT	5	18,928
Advance Residence Investment Corp., REIT	10	29,470
Advantest Corp.	1,500	72,349
Aeon Co., Ltd.	6,600	176,742
Aeon Mall Co., Ltd. (C)	800	11,189
AGC, Inc.	1,700	49,455
Air Water, Inc.	1,700	22,875
Aisin Seiki Co., Ltd.	1,400	44,442
Ajinomoto Co., Inc.	4,100	83,880
Alfresa Holdings Corp.	1,600	34,841
Alps Alpine Co., Ltd. (C)	1,500	20,013
Amada Co., Ltd.	2,700	25,125
ANA Holdings, Inc. (B)	900	20,724
Aozora Bank, Ltd.	900	14,865
Asahi Group Holdings, Ltd.	3,500	121,255
Asahi Intecc Co., Ltd. (C)	1,700	53,160
Asahi Kasei Corp.	10,500	91,011
Asics Corp.	1,400	19,422
Astellas Pharma, Inc.	14,100	209,369
Azbil Corp.	1,000	37,146
Bandai Namco Holdings, Inc.	1,700	123,863
Bank of Kyoto, Ltd.	600	28,826
Benefit One, Inc.	600	15,078
Benesse Holdings, Inc.	600	15,380
Bridgestone Corp.	4,600	144,586
Brother Industries, Ltd.	2,000	31,574
Calbee, Inc.	900	29,551
Canon Marketing Japan, Inc.	400	7,967
Canon, Inc. (C)	8,100	134,053
Capcom Co., Ltd.	600	33,318
Casio Computer Co., Ltd. (C)	1,700	27,289
Central Japan Railway Co.	1,600	228,788
Chiba Bank, Ltd. (C)	5,600	30,725
Chubu Electric Power Co., Inc.	5,400	65,549
Chugai Pharmaceutical Co., Ltd.	4,800	214,460
Chugoku Electric Power Co., Inc. (C)	2,500	31,247
Coca-Cola Bottlers Japan Holdings, Inc.	1,100	18,335
COMSYS Holdings Corp. (C)	1,000	27,679
Concordia Financial Group, Ltd. (C)	9,100	31,474
Cosmos Pharmaceutical Corp.	200	34,777
Credit Saison Co., Ltd.	1,200	12,645
CyberAgent, Inc. (C)	800	49,048
Dai Nippon Printing Co., Ltd.	2,100	42,306
Dai-ichi Life Holdings, Inc.	8,600	120,366
Daicel Corp. (C)	2,200	15,781
Daifuku Co., Ltd.	1,000	100,256
Daiichi Sankyo Co., Ltd.	13,800	422,251
Daikin Industries, Ltd. (C)	2,200	402,350
Daito Trust Construction Co., Ltd. (C)	500	44,158
Daiwa House Industry Co., Ltd.	5,000	127,807
Daiwa House Investment Corp., REIT	15	38,236
Daiwa Office Investment Corp., REIT	2	11,447
Daiwa Securities Group, Inc. (C)	11,400	47,607
DeNA Co., Ltd.	600	10,985

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Denso Corp.	3,900	$ 169,888
Dentsu Group, Inc.	1,800	52,791
DIC Corp.	600	14,885
Disco Corp.	200	48,157
Dowa Holdings Co., Ltd.	400	11,674
East Japan Railway Co.	2,900	178,073
Ebara Corp.	600	16,164
Eisai Co., Ltd.	2,200	199,799
Electric Power Development Co., Ltd., Class C	1,300	19,993
ENEOS Holdings, Inc.	24,400	86,705
Ezaki Glico Co., Ltd.	400	17,872
Fancl Corp. (C)	600	19,473
FANUC Corp.	1,400	266,919
Fast Retailing Co., Ltd.	500	312,044
FP Corp. (C)	400	16,791
Fuji Electric Co., Ltd.	1,100	34,502
Fuji Media Holdings, Inc.	400	3,832
FUJIFILM Holdings Corp.	3,000	147,399
Fujitsu, Ltd.	1,400	190,240
Fukuoka Financial Group, Inc.	1,400	23,402
GLP J-REIT	30	46,281
GMO internet, Inc.	500	12,987
GMO Payment Gateway, Inc.	300	31,953
Goldwin, Inc. (C)	300	23,709
GungHo Online Entertainment, Inc.	400	8,555
Hachijuni Bank, Ltd.	3,900	15,263
Hakuhodo DY Holdings, Inc.	2,300	29,532
Hamamatsu Photonics KK	1,100	55,141
Hankyu Hanshin Holdings, Inc.	1,900	60,855
Harmonic Drive Systems, Inc. (C)	300	19,160
Haseko Corp.	1,900	24,846
Hikari Tsushin, Inc.	200	47,342
Hino Motors, Ltd.	2,200	14,155
Hirose Electric Co., Ltd.	200	25,642
Hisamitsu Pharmaceutical Co., Inc.	600	30,532
Hitachi Capital Corp. (C)	400	9,336
Hitachi Construction Machinery Co., Ltd. (C)	800	28,807
Hitachi Metals, Ltd.	1,500	22,956
Hitachi Transport System, Ltd. (C)	300	9,452
Hitachi, Ltd.	7,300	245,086
Honda Motor Co., Ltd.	13,000	304,705
Hoshizaki Corp.	400	31,763
House Foods Group, Inc.	600	21,264
Hoya Corp.	2,800	314,678
Hulic Co., Ltd.	3,800	35,433
Ibiden Co., Ltd.	1,000	33,640
Idemitsu Kosan Co., Ltd. (C)	1,900	40,366
IHI Corp.	1,200	15,863
Iida Group Holdings Co., Ltd.	1,400	28,164
Industrial & Infrastructure Fund Investment Corp., REIT	16	27,336
Inpex Corp.	8,200	43,786
Isetan Mitsukoshi Holdings, Ltd. (C)	3,000	15,806
Isuzu Motors, Ltd.	4,700	40,858
Ito En, Ltd. (C)	500	35,582
ITOCHU Corp. (C)	10,700	272,240
Itochu Techno-Solutions Corp.	700	26,433
Izumi Co., Ltd.	300	10,874
Japan Airlines Co., Ltd. (B) (C)	800	14,904
Japan Airport Terminal Co., Ltd. (C)	500	21,937
Japan Exchange Group, Inc.	4,100	114,146
Japan Post Bank Co., Ltd.	3,100	24,117
Japan Post Holdings Co., Ltd.	11,200	75,969
Japan Post Insurance Co., Ltd.	1,500	23,467
Japan Prime Realty Investment Corp., REIT	7	21,657
Japan Real Estate Investment Corp., REIT	10	50,981

Transamerica ETF Trust	Page 4

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Retail Fund Investment Corp., REIT	20	$ 30,778
Japan Tobacco, Inc.	8,300	151,009
JCR Pharmaceuticals Co., Ltd.	400	11,637
JFE Holdings, Inc. (B)	4,400	30,520
JGC Holdings Corp.	2,000	20,620
JSR Corp. (C)	1,600	37,737
JTEKT Corp.	1,900	14,764
Justsystems Corp.	200	14,081
K’s Holdings Corp.	1,500	20,184
Kagome Co., Ltd.	700	24,410
Kajima Corp.	3,800	45,443
Kakaku.com, Inc. (C)	1,000	26,220
Kaken Pharmaceutical Co., Ltd.	300	13,702
Kamigumi Co., Ltd.	800	15,677
Kansai Electric Power Co., Inc.	6,200	59,926
Kansai Paint Co., Ltd. (C)	2,000	49,427
Kao Corp.	3,600	269,053
Kawasaki Heavy Industries, Ltd. (B) (C)	1,300	17,456
KDDI Corp.	12,400	312,086
Keihan Holdings Co., Ltd.	800	33,052
Keikyu Corp. (C)	2,100	32,118
Keio Corp.	900	55,434
Keisei Electric Railway Co., Ltd.	1,300	36,574
Kenedix Office Investment Corp., REIT	3	17,881
Kewpie Corp.	900	18,472
Keyence Corp.	1,400	649,787
Kikkoman Corp.	1,500	82,725
Kinden Corp.	1,000	17,559
Kintetsu Group Holdings Co., Ltd.	1,400	59,500
Kirin Holdings Co., Ltd.	6,600	123,426
Kobayashi Pharmaceutical Co., Ltd.	400	38,548
Kobe Bussan Co., Ltd. (C)	500	27,386
Koei Tecmo Holdings Co., Ltd.	300	14,385
Koito Manufacturing Co., Ltd.	1,000	50,696
Komatsu, Ltd.	7,300	159,793
Konami Holdings Corp. (C)	800	34,417
Kose Corp.	300	36,530
Kubota Corp.	8,800	156,562
Kuraray Co., Ltd.	2,700	26,046
Kurita Water Industries, Ltd.	800	26,230
Kyocera Corp.	2,700	153,434
Kyowa Exeo Corp. (C)	800	20,787
Kyowa Kirin Co., Ltd.	1,900	53,761
Kyushu Electric Power Co., Inc. (C)	3,600	32,647
Kyushu Railway Co.	1,200	25,551
Lasertec Corp.	600	48,953
Lawson, Inc.	400	19,028
LINE Corp. (B)	400	20,316
Lion Corp.	2,300	47,142
LIXIL Group Corp. (C)	2,200	43,987
M3, Inc.	3,200	197,100
Mabuchi Motor Co., Ltd.	400	15,446
Makita Corp.	2,100	99,896
Marubeni Corp. (C)	12,500	70,418
Marui Group Co., Ltd. (C)	1,700	32,396
Maruichi Steel Tube, Ltd.	600	14,930
Matsumotokiyoshi Holdings Co., Ltd.	700	25,471
Mazda Motor Corp. (C)	4,500	26,054
McDonald’s Holdings Co. Japan, Ltd.	500	24,258
Mebuki Financial Group, Inc.	8,900	20,072
Medipal Holdings Corp.	1,600	31,915
MEIJI Holdings Co., Ltd.	1,100	83,806
Mercari, Inc. (B)	800	36,767
Minebea Mitsumi, Inc.	3,200	60,343
MISUMI Group, Inc. (C)	2,100	58,405
Mitsubishi Chemical Holdings Corp.	10,700	61,414
Mitsubishi Corp. (C)	10,700	254,750

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Electric Corp.	16,200	$ 218,216
Mitsubishi Estate Co., Ltd.	10,500	157,903
Mitsubishi Gas Chemical Co., Inc.	1,600	29,504
Mitsubishi Heavy Industries, Ltd.	2,500	55,209
Mitsubishi Logistics Corp.	600	16,989
Mitsubishi Materials Corp.	1,000	19,615
Mitsubishi Motors Corp. (B) (C)	5,200	11,383
Mitsubishi UFJ Financial Group, Inc.	97,400	384,044
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,100	18,843
Mitsui & Co., Ltd. (C)	12,300	210,148
Mitsui Chemicals, Inc.	1,500	36,047
Mitsui Fudosan Co., Ltd.	7,400	128,078
Mitsui O.S.K. Lines, Ltd.	900	17,551
Miura Co., Ltd.	900	43,836
Mizuho Financial Group, Inc.	19,180	238,182
MonotaRO Co., Ltd.	900	44,518
Morinaga & Co., Ltd.	400	15,711
MS&AD Insurance Group Holdings, Inc. (C)	3,600	96,337
Murata Manufacturing Co., Ltd.	4,800	308,068
Nabtesco Corp.	900	32,536
Nagoya Railroad Co., Ltd.	1,500	40,965
Nankai Electric Railway Co., Ltd.	900	19,871
NEC Corp.	2,100	122,183
NET One Systems Co., Ltd.	600	27,177
Nexon Co., Ltd.	3,400	84,476
NGK Insulators, Ltd.	2,100	29,750
NGK Spark Plug Co., Ltd.	1,300	22,543
NH Foods, Ltd.	800	35,554
Nichirei Corp.	1,000	26,372
Nidec Corp.	4,100	380,939
Nifco, Inc.	700	18,984
Nihon M&A Center, Inc.	1,100	62,333
Nihon Unisys, Ltd. (C)	600	18,762
Nikon Corp.	2,600	17,443
Nintendo Co., Ltd.	900	508,803
Nippo Corp.	400	11,007
Nippon Building Fund, Inc., REIT	11	62,125
Nippon Express Co., Ltd.	700	40,728
Nippon Paint Holdings Co., Ltd.	1,500	153,653
Nippon Prologis, Inc., REIT	19	64,005
Nippon Shinyaku Co., Ltd.	500	40,936
Nippon Shokubai Co., Ltd.	300	15,920
Nippon Steel Corp. (B)	7,200	67,511
Nippon Telegraph & Telephone Corp.	9,700	197,622
Nippon Television Holdings, Inc.	400	4,279
Nippon Yusen KK (C)	1,300	22,383
Nissan Chemical Corp. (C)	1,100	58,372
Nissan Motor Co., Ltd. (B)	18,200	64,122
Nisshin Seifun Group, Inc.	2,000	31,593
Nissin Foods Holdings Co., Ltd. (C)	600	56,287
Nitori Holdings Co., Ltd.	700	144,935
Nitto Denko Corp.	1,200	77,779
NOF Corp.	600	23,538
NOK Corp.	900	9,304
Nomura Holdings, Inc.	23,000	104,310
Nomura Real Estate Holdings, Inc.	900	17,006
Nomura Real Estate Master Fund, Inc., REIT	36	45,030
Nomura Research Institute, Ltd.	3,000	87,984
NS Solutions Corp. (C)	300	9,211
NSK, Ltd.	3,700	28,084
NTT Data Corp.	4,900	62,312
NTT DOCOMO, Inc. (C)	8,000	294,513
Obayashi Corp.	5,400	48,868
OBIC Business Consultants Co., Ltd.	100	5,780
OBIC Co., Ltd.	500	87,369
Odakyu Electric Railway Co., Ltd. (C)	2,600	65,142

Transamerica ETF Trust	Page 5

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Oji Holdings Corp.	7,700	$ 35,169
Olympus Corp.	9,700	200,563
Omron Corp.	1,600	124,022
Ono Pharmaceutical Co., Ltd.	3,800	118,973
Open House Co., Ltd.	600	21,605
Oracle Corp.	300	32,180
Oriental Land Co., Ltd.	1,700	237,449
ORIX Corp.	9,900	122,425
ORIX, Inc., REIT	21	32,098
Osaka Gas Co., Ltd.	3,100	60,220
Otsuka Corp.	800	40,785
Otsuka Holdings Co., Ltd.	4,200	177,026
PALTAC Corp.	200	10,063
Pan Pacific International Holdings Corp.	4,500	104,473
Panasonic Corp.	17,600	148,232
Park24 Co., Ltd. (C)	900	14,473
PeptiDream, Inc. (B)	700	32,635
Persol Holdings Co., Ltd.	1,400	22,593
Pigeon Corp.	900	40,083
Pola Orbis Holdings, Inc.	600	11,275
Rakuten, Inc.	6,200	66,506
Recruit Holdings Co., Ltd.	12,800	504,577
Relo Group, Inc. (C)	900	21,457
Renesas Electronics Corp. (B)	7,500	54,368
Resona Holdings, Inc.	16,500	55,912
Ricoh Co., Ltd. (C)	5,200	34,788
Rinnai Corp.	300	29,139
Rohm Co., Ltd.	700	53,729
Rohto Pharmaceutical Co., Ltd.	800	26,192
Ryohin Keikaku Co., Ltd.	2,000	32,976
Sankyu, Inc.	500	19,592
Santen Pharmaceutical Co., Ltd.	3,000	61,092
SBI Holdings, Inc.	1,800	46,275
Screen Holdings Co., Ltd.	400	21,112
SCSK Corp.	400	22,250
Secom Co., Ltd.	1,600	145,642
Sega Sammy Holdings, Inc.	1,300	15,743
Seibu Holdings, Inc.	2,000	21,416
Seiko Epson Corp. (C)	2,500	28,546
Seino Holdings Co., Ltd.	1,300	18,798
Sekisui Chemical Co., Ltd.	3,400	54,030
Sekisui House, Inc., REIT	32	23,531
Sekisui House, Ltd.	4,900	86,248
Seria Co., Ltd.	300	12,722
Seven & i Holdings Co., Ltd.	6,000	184,782
Seven Bank, Ltd. (C)	5,500	13,290
SG Holdings Co., Ltd. (C)	1,900	98,124
Sharp Corp.	1,600	19,680
Shimadzu Corp.	2,100	63,480
Shimamura Co., Ltd.	200	19,388
Shimano, Inc.	600	117,805
Shimizu Corp.	5,300	39,626
Shin-Etsu Chemical Co., Ltd.	3,000	389,036
Shinsei Bank, Ltd.	1,200	14,714
Shionogi & Co., Ltd.	2,100	112,015
Shiseido Co., Ltd.	3,000	171,563
Shizuoka Bank, Ltd.	4,300	29,582
Showa Denko KK	1,100	20,034
Skylark Holdings Co., Ltd. (C)	1,500	21,321
SMC Corp.	500	276,983
SoftBank Corp. (C)	11,900	132,780
SoftBank Group Corp.	12,500	766,251
Sohgo Security Services Co., Ltd.	700	33,166
Sojitz Corp. (C)	8,300	18,719
Sompo Holdings, Inc.	2,800	96,287
Sony Corp.	9,500	723,055
Sotetsu Holdings, Inc.	700	18,805

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Square Enix Holdings Co., Ltd.	700	$ 46,167
Stanley Electric Co., Ltd.	1,200	34,284
Subaru Corp.	4,600	88,574
Sugi Holdings Co., Ltd.	300	21,150
Sumco Corp.	1,900	26,556
Sumitomo Chemical Co., Ltd.	12,500	41,102
Sumitomo Corp. (C)	9,000	107,330
Sumitomo Dainippon Pharma Co., Ltd. (C)	1,400	18,347
Sumitomo Electric Industries, Ltd.	6,000	67,033
Sumitomo Heavy Industries, Ltd.	900	20,826
Sumitomo Metal Mining Co., Ltd.	2,100	64,574
Sumitomo Mitsui Financial Group, Inc. (C)	10,400	287,520
Sumitomo Mitsui Trust Holdings, Inc.	2,800	74,093
Sumitomo Realty & Development Co., Ltd.	3,600	105,820
Sumitomo Rubber Industries, Ltd.	1,400	12,908
Sundrug Co., Ltd.	500	18,786
Suntory Beverage & Food, Ltd.	1,000	37,430
Suzuken Co., Ltd.	600	22,771
Suzuki Motor Corp.	3,700	157,179
Sysmex Corp.	1,200	114,053
T&D Holdings, Inc.	4,500	44,006
Taiheiyo Cement Corp.	1,000	25,339
Taisei Corp.	1,600	53,824
Taisho Pharmaceutical Holdings Co., Ltd.	400	26,230
Taiyo Nippon Sanso Corp. (C)	1,600	24,486
Taiyo Yuden Co., Ltd. (C)	1,000	31,176
Takara Bio, Inc.	400	10,825
Takeda Pharmaceutical Co., Ltd.	11,900	422,189
TDK Corp.	1,000	108,121
Teijin, Ltd.	1,500	23,155
Terumo Corp.	5,400	213,892
THK Co., Ltd.	900	22,421
TIS, Inc.	1,800	38,002
Tobu Railway Co., Ltd.	1,600	49,199
Toho Co., Ltd.	1,100	45,186
Toho Gas Co., Ltd.	700	34,625
Tohoku Electric Power Co., Inc.	3,800	38,025
Tokai Carbon Co., Ltd. (C)	1,600	17,011
Tokio Marine Holdings, Inc.	5,300	231,024
Tokyo Broadcasting System Holdings, Inc.	300	5,134
Tokyo Century Corp. (C)	400	21,643
Tokyo Electric Power Co. Holdings, Inc. (B)	6,100	16,705
Tokyo Electron, Ltd.	1,200	310,774
Tokyo Gas Co., Ltd.	2,900	66,118
Tokyo Tatemono Co., Ltd.	1,600	19,452
Tokyu Corp.	4,300	55,538
Tokyu Fudosan Holdings Corp.	4,600	19,659
Toppan Printing Co., Ltd.	2,600	36,414
Toray Industries, Inc.	12,300	55,865
Toshiba Corp.	3,200	80,993
Tosoh Corp.	2,500	40,391
TOTO, Ltd. (C)	1,200	54,866
Toyo Seikan Group Holdings, Ltd.	1,200	11,849
Toyo Suisan Kaisha, Ltd.	800	42,149
Toyoda Gosei Co., Ltd.	600	13,674
Toyota Boshoku Corp.	700	9,850
Toyota Industries Corp.	1,600	100,673
Toyota Motor Corp.	19,200	1,261,200
Toyota Tsusho Corp.	1,800	50,181
Trend Micro, Inc.	1,100	66,815
Tsumura & Co.	500	15,517
Tsuruha Holdings, Inc.	300	42,386
Ube Industries, Ltd.	800	13,426
Unicharm Corp.	3,300	147,348
United Urban Investment Corp., REIT	24	26,540
USS Co., Ltd.	1,700	30,269
Welcia Holdings Co., Ltd.	800	35,061

Transamerica ETF Trust	Page 6

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
West Japan Railway Co.	1,400	$ 68,866
Workman Co., Ltd.	200	17,455
Yakult Honsha Co., Ltd.	1,200	66,521
Yamada Denki Co., Ltd.	5,900	29,296
Yamaha Corp.	1,200	57,083
Yamaha Motor Co., Ltd.	2,400	34,614
Yamato Holdings Co., Ltd.	2,700	70,641
Yamazaki Baking Co., Ltd.	1,400	24,397
Yaskawa Electric Corp.	2,000	77,608
Yokogawa Electric Corp.	1,800	28,400
Yokohama Rubber Co., Ltd.	1,000	14,129
Z Holdings Corp.	20,000	132,474
Zenkoku Hosho Co., Ltd.	400	15,673
Zensho Holdings Co., Ltd. (C)	700	16,457
Zeon Corp.	1,500	15,650
ZOZO, Inc. (C)	700	19,422

		30,669,006

Jordan - 0.0% (A)
Hikma Pharmaceuticals PLC	1,213	40,678

Luxembourg - 0.2%
ArcelorMittal SA (B)	5,218	69,657
Ardagh Group SA	141	1,981
Aroundtown SA (B)	9,051	45,533
Eurofins Scientific SE (B)	91	72,073
Millicom International Cellular SA, SDR (C)	768	23,392
RTL Group SA (B)	281	11,078
SES SA	2,896	20,566
Shurgard Self Storage SA	188	8,201
Tenaris SA (C)	3,566	17,818

		270,299

Macau - 0.1%
Sands China, Ltd.	18,400	70,870
Wynn Macau, Ltd. (B)	10,800	17,224

		88,094

Mexico - 0.0% (A)
Fresnillo PLC	1,391	21,525

Netherlands - 2.7%
Adyen NV (B) (D)	228	420,430
Akzo Nobel NV	1,457	147,653
ASML Holding NV	3,215	1,186,442
EXOR NV	855	46,602
Heineken Holding NV	761	59,299
Heineken NV (C)	1,784	158,742
ING Groep NV (B)	29,427	209,012
JDE Peet’s BV (B)	524	21,341
Koninklijke Ahold Delhaize NV	8,313	246,143
Koninklijke DSM NV	1,370	225,878
Koninklijke KPN NV	26,662	62,749
Koninklijke Philips NV (B)	6,881	324,374
NN Group NV	2,419	90,914
Prosus NV (B)	3,190	294,397
QIAGEN NV (B)	1,714	89,040
Royal Dutch Shell PLC, A Shares	30,974	385,976
Royal Dutch Shell PLC, B Shares	27,990	340,216
Wolters Kluwer NV	2,062	176,128

		4,485,336

New Zealand - 0.3%
a2 Milk Co., Ltd. (B)	5,606	56,843
Auckland International Airport, Ltd. (B)	9,119	43,912
Chorus, Ltd.	3,357	19,216

	Shares	Value
COMMON STOCKS (continued)
New Zealand (continued)
Contact Energy, Ltd.	5,424	$ 23,842
Fisher & Paykel Healthcare Corp., Ltd.	4,342	95,487
Fletcher Building, Ltd. (B)	6,225	15,842
Genesis Energy, Ltd.	3,839	7,448
Goodman Property Trust, REIT	8,300	12,893
Infratil, Ltd.	5,460	18,009
Mercury NZ, Ltd.	4,733	15,955
Meridian Energy, Ltd.	9,483	31,028
Precinct Properties New Zealand, Ltd.	8,136	9,089
Ryman Healthcare, Ltd.	3,134	29,168
Spark New Zealand, Ltd.	13,874	43,102
Trustpower, Ltd.	520	2,458
Xero, Ltd. (B)	881	63,619

		487,911

Norway - 0.5%
Adevinta ASA, B Shares (B)	1,759	30,136
Aker ASA, A Shares	180	7,749
Aker BP ASA	816	12,724
Austevoll Seafood ASA	674	5,597
DNB ASA (B)	6,803	94,011
Elkem ASA (D)	1,844	3,930
Entra ASA (C) (D)	1,277	17,947
Equinor ASA	8,119	115,234
Gjensidige Forsikring ASA (C)	1,435	29,048
Kahoot! AS (B)	1,905	8,745
Kongsberg Gruppen ASA	680	10,175
Leroy Seafood Group ASA	2,115	12,116
Mowi ASA (C)	3,391	60,107
NEL ASA (B) (C)	5,927	10,743
Nordic Semiconductor ASA (B)	1,222	12,538
Norsk Hydro ASA (B)	10,313	28,371
Norwegian Finans Holding ASA (B)	1,268	9,188
Orkla ASA	6,126	61,793
Salmar ASA (B)	411	23,237
Scatec Solar ASA (D)	738	17,037
Schibsted ASA, B Shares (B)	760	30,297
Schibsted ASA, Class A (B)	604	26,693
SpareBank 1 SR-Bank ASA (B)	1,387	11,474
Storebrand ASA (B)	3,533	18,479
Telenor ASA (C)	4,862	81,297
TGS NOPEC Geophysical Co. ASA	897	10,833
Tomra Systems ASA (B)	883	37,947
Veidekke ASA (B)	818	10,526
Yara International ASA	1,296	49,795

		847,767

Portugal - 0.1%
EDP - Energias de Portugal SA	20,965	103,133
Galp Energia SGPS SA	3,436	31,879
Jeronimo Martins SGPS SA	1,854	29,796
Navigator Co. SA	1,680	4,184
NOS SGPS SA	1,868	6,637

		175,629

Singapore - 0.9%
Ascendas, REIT	21,300	50,555
BOC Aviation, Ltd. (D)	1,600	10,880
CapitaLand Commercial Trust, REIT	20,100	24,148
CapitaLand Mall Trust, REIT	19,500	27,569
CapitaLand, Ltd.	18,800	37,322
City Developments, Ltd.	3,500	19,511
ComfortDelGro Corp., Ltd.	15,200	15,700
DBS Group Holdings, Ltd.	13,500	196,898
Genting Singapore, Ltd.	42,800	21,006
Jardine Cycle & Carriage, Ltd.	700	9,225

Transamerica ETF Trust	Page 7

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Keppel Corp., Ltd.	10,800	$ 35,206
Keppel, REIT	12,800	10,033
Mapletree Commercial Trust, REIT	16,500	23,449
Mapletree Industrial Trust, REIT	12,600	29,629
Mapletree Logistics Trust, REIT	19,500	29,141
Olam International, Ltd.	5,300	4,892
Oversea-Chinese Banking Corp., Ltd.	29,900	184,425
SATS, Ltd. (C)	5,000	10,366
Sea, Ltd., ADR (B) (C)	2,229	343,355
Sembcorp Industries, Ltd.	6,700	6,577
Singapore Airlines, Ltd.	9,800	24,911
Singapore Exchange, Ltd.	6,200	41,557
Singapore Technologies Engineering, Ltd.	11,300	28,641
Singapore Telecommunications, Ltd.	51,800	80,445
Suntec, REIT	16,100	17,101
United Overseas Bank, Ltd.	11,600	161,708
UOL Group, Ltd.	3,600	17,537
Venture Corp., Ltd.	2,000	28,188
Wilmar International, Ltd.	21,500	69,299

		1,559,274

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA	2,067	46,938
Aena SME SA (B) (D)	555	77,643
Amadeus IT Group SA	3,402	189,853
Banco Bilbao Vizcaya Argentaria SA	50,358	140,072
Banco Santander SA (B)	125,504	235,417
CaixaBank SA	27,104	57,624
Cellnex Telecom SA (D)	2,941	179,336
EDP Renovaveis SA	1,120	18,571
Endesa SA	2,399	64,225
Ferrovial SA	3,797	92,390
Grifols SA (C)	2,221	64,044
Grifols SA, ADR	1,961	34,023
Iberdrola SA	43,641	537,856
Industria de Diseno Textil SA	8,474	236,502
Naturgy Energy Group SA	2,601	52,217
Red Electrica Corp. SA	3,269	61,392
Repsol SA	11,300	75,822
Siemens Gamesa Renewable Energy SA	1,698	45,976
Telefonica SA	38,230	131,667

		2,341,568

Sweden - 2.5%
AAK AB (B)	1,317	24,596
AddTech AB, B Shares	1,961	25,767
Akelius Residential Property AB, D Shares (C)	1,661	3,183
Alfa Laval AB (B)	2,263	50,266
Assa Abloy AB, B Shares	7,490	175,827
Atlas Copco AB, A Shares	4,881	233,852
Atlas Copco AB, B Shares	2,947	123,544
Axfood AB	793	18,199
Beijer Ref AB	602	19,923
Boliden AB	2,066	61,565
Castellum AB	1,816	41,393
Electrolux AB, Series B	1,902	44,500
Elekta AB, B Shares (C)	2,771	35,001
Embracer Group AB (B)	1,398	26,054
Epiroc AB, Class A	4,728	68,754
Epiroc AB, Class B	2,947	41,060
EQT AB	1,583	30,811
Essity AB, Class B (B) (C)	4,575	154,783
Evolution Gaming Group AB (D)	1,001	66,525
Fabege AB (C)	2,048	28,443

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Fastighets AB Balder, B Shares (B)	739	$ 37,586
Getinge AB, B Shares	1,651	36,064
Hennes & Mauritz AB, B Shares	5,736	99,178
Hexagon AB, B Shares (B)	2,115	160,173
Holmen AB, B Shares	700	26,045
Hufvudstaden AB, A Shares	889	12,406
Husqvarna AB, B Shares	3,110	34,304
ICA Gruppen AB (C)	699	35,559
Industrivarden AB, A Shares (B)	1,217	33,015
Industrivarden AB, C Shares (B)	1,261	33,660
Indutrade AB (B)	662	35,563
Intrum AB	487	12,015
Investment AB Latour, B Shares	938	22,093
Investor AB, A Shares	989	64,313
Investor AB, B Shares	3,440	225,618
Kinnevik AB, Class B (C)	1,827	74,438
L E Lundbergforetagen AB, B Shares (B)	482	23,922
Lifco AB, B Shares	320	24,867
Lundin Energy AB	1,447	28,859
Nibe Industrier AB, B Shares (B)	2,688	69,408
Saab AB, B Shares (B) (C)	615	18,175
Sagax AB, D Shares	903	3,304
Samhallsbyggnadsbolaget i Norden AB (C)	5,993	18,200
Sandvik AB (B)	8,249	162,123
Securitas AB, B Shares (B)	2,417	37,065
Sinch AB (B) (D)	280	22,932
Skandinaviska Enskilda Banken AB, C Shares (B)	108	1,064
Skandinaviska Enskilda Banken AB, Class A (B)	12,128	107,919
Skanska AB, B Shares (B)	3,021	64,065
SKF AB, B Shares	2,825	58,615
Spotify Technology SA (B)	871	211,279
SSAB AB, A Shares (B) (C)	1,792	5,985
SSAB AB, B Shares (B)	4,713	15,066
Svenska Cellulosa AB SCA, Class B (B)	4,527	62,240
Svenska Handelsbanken AB, A Shares (B)	11,600	97,621
Svenska Handelsbanken AB, B Shares (B) (C)	266	2,645
Sweco AB, B Shares	401	22,304
Swedbank AB, A Shares (B)	7,010	110,233
Swedish Match AB	1,225	100,299
Swedish Orphan Biovitrum AB (B)	1,438	34,817
Tele2 AB, B Shares (C)	3,771	53,426
Telefonaktiebolaget LM Ericsson, B Shares	19,996	219,576
Telia Co. AB (C)	18,532	76,302
Trelleborg AB, B Shares (B)	1,832	32,597
Volvo AB, B Shares (B)	11,940	230,862
Wallenstam AB, B Shares (C)	1,562	23,875

		4,155,721

Switzerland - 6.2%
ABB, Ltd.	14,409	367,773
Alcon, Inc. (B)	3,691	210,111
Chocoladefabriken Lindt & Spruengli AG	9	156,953
Cie Financiere Richemont SA	3,942	264,731
Credit Suisse Group AG	17,562	176,700
Geberit AG	280	166,339
Givaudan SA	60	259,265
Glencore PLC (B)	82,619	171,921
Kuehne & Nagel International AG	381	74,355
LafargeHolcim, Ltd. (B)	3,861	176,461
Lonza Group AG	562	347,813
Nestle SA	21,758	2,589,409
Novartis AG	18,632	1,620,553

Transamerica ETF Trust	Page 8

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Partners Group Holding AG	141	$ 130,081
Roche Holding AG	5,511	1,890,620
Schindler Holding AG	455	124,408
SGS SA	39	104,807
Siemens Energy AG (B)	3,049	82,234
Sika AG	1,071	263,801
STMicroelectronics NV	4,950	152,371
Swatch Group AG	661	71,142
Swiss Re AG	2,134	158,595
Swisscom AG	192	102,107
UBS Group AG	28,931	324,342
Zurich Insurance Group AG	1,137	396,883

		10,383,775

United Kingdom - 8.1%
3i Group PLC	7,335	94,504
Admiral Group PLC	1,930	65,147
Anglo American PLC	10,295	249,657
Ashtead Group PLC	3,430	124,160
Associated British Foods PLC	2,691	64,969
AstraZeneca PLC	9,907	1,083,153
Auto Trader Group PLC (D)	7,318	53,264
AVEVA Group PLC	487	30,132
Aviva PLC	29,729	109,805
B&M European Value Retail SA	6,419	41,053
BAE Systems PLC	24,362	151,807
Barclays PLC (B)	123,082	155,317
Barratt Developments PLC	7,688	47,290
Berkeley Group Holdings PLC	951	51,981
BP PLC	152,793	444,839
British American Tobacco PLC	17,291	620,877
British Land Co. PLC, REIT (C)	7,111	31,018
BT Group PLC	66,248	84,258
Bunzl PLC	2,535	82,161
Burberry Group PLC	3,056	61,395
Clarivate PLC (B)	1,989	61,639
CNH Industrial NV (B)	7,504	58,500
Coca-Cola European Partners PLC	1,509	58,564
Compass Group PLC	13,484	203,781
ConvaTec Group PLC (D)	12,087	27,939
Croda International PLC	996	80,477
Diageo PLC	17,681	605,737
Direct Line Insurance Group PLC	10,384	36,165
DS Smith PLC	10,329	39,352
Farfetch, Ltd., Class A (B) (C)	1,525	38,369
Ferguson PLC	1,752	176,941
Fiat Chrysler Automobiles NV (B)	8,309	101,996
GlaxoSmithKline PLC	37,700	707,684
Halma PLC	2,854	86,522
Hargreaves Lansdown PLC	2,078	41,962
HSBC Holdings PLC	155,862	607,518
Imperial Brands PLC	7,170	126,759
Informa PLC (B)	11,344	55,216
InterContinental Hotels Group PLC (B)	1,418	75,051
Intertek Group PLC	1,214	99,410
J Sainsbury PLC	13,026	32,156
JD Sports Fashion PLC	3,308	34,615
Johnson Matthey PLC	1,502	45,768
Kingfisher PLC	16,096	61,740
Land Securities Group PLC, REIT	5,674	38,327
Legal & General Group PLC	45,063	109,728
Lloyds Banking Group PLC (B)	529,964	180,568
London Stock Exchange Group PLC	2,381	273,217
M&G PLC	19,529	40,269
Melrose Industries PLC (B)	36,691	54,786
Mondi PLC	3,667	77,724

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
National Grid PLC	28,343	$ 326,039
Natwest Group PLC (B)	34,700	47,574
Next PLC	1,006	77,383
NMC Health PLC (B) (E) (F) (G) (H)	1,067	0
Ocado Group PLC (B)	4,575	162,295
Pearson PLC	5,682	40,343
Persimmon PLC	2,398	76,666
Phoenix Group Holdings PLC	6,187	55,046
Prudential PLC	19,529	279,990
Reckitt Benckiser Group PLC	5,562	543,606
RELX PLC	14,964	333,903
Rentokil Initial PLC (B)	13,876	96,081
Rightmove PLC	6,694	54,243
Rio Tinto PLC	8,156	490,879
Rio Tinto, Ltd.	2,804	189,561
Rolls-Royce Holdings PLC (C)	14,583	24,509
RSA Insurance Group PLC	7,752	45,268
Sage Group PLC	8,457	78,807
Schroders PLC	939	32,716
Segro PLC, REIT	8,994	108,414
Severn Trent PLC	1,814	57,198
Smith & Nephew PLC	6,729	131,924
Smiths Group PLC	2,966	52,724
Spirax-Sarco Engineering PLC	555	79,392
SSE PLC	7,902	123,406
St. James’s Place PLC	4,053	48,782
Standard Chartered PLC (B)	20,022	92,174
Standard Life Aberdeen PLC	16,963	49,561
Subsea 7 SA (B)	1,722	12,342
Taylor Wimpey PLC	27,523	38,588
Tesco PLC	73,356	201,524
THG Holdings, Ltd. (B)	2,780	21,499
Unilever NV	11,032	666,239
Unilever PLC	8,818	544,460
United Utilities Group PLC	5,150	56,978
Vodafone Group PLC	202,363	268,626
Weir Group PLC (C)	1,961	31,753
Whitbread PLC (B)	1,521	41,785
WM Morrison Supermarkets PLC	18,073	39,755
WPP PLC	9,299	73,092

		13,580,392

United States - 0.0% (A)
Flex, Ltd. (B)	3,783	42,143

Total Common Stocks (Cost $103,858,263)		107,771,437

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG,
5.08% (I)	429	23,493
Henkel AG & Co. KGaA,
2.04% (I)	1,346	140,982
Porsche Automobil Holding SE,
4.39% (I)	1,156	68,999
Sartorius AG,
0.10% (I)	257	105,601
Volkswagen AG,
3.53% (I)	1,386	223,315

Total Preferred Stocks (Cost $519,055)		562,390

Transamerica ETF Trust	Page 9

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
RIGHT - 0.0%
Austria - 0.0%
Buwog AG, (B) (E) (F) (G)
Exercise Price EUR 29,
Expiration Date 12/31/2099	152	$ 0

Total Right (Cost $0)		0

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 34.6%
U.S. Treasury - 34.6%
U.S. Treasury Note
0.25%, 09/30/2025	$ 58,044,000	57,962,375

Total U.S. Government Obligation (Cost $57,982,782)		57,962,375

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.0% (A)
Money Market Fund - 0.0% (A)
State Street Institutional Treasury Money Market Fund, 0.03% (I)	23,377	23,377

Total Short-Term Investment Company (Cost $23,377)		23,377

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (I)	1,158,586	1,158,586

Total Other Investment Company (Cost $1,158,586)		1,158,586

Total Investments (Cost $163,542,063)		167,478,165
Net Other Assets (Liabilities) - 0.0% (A)		74,809

Net Assets - 100.0%		$ 167,552,974

Transamerica ETF Trust	Page 10

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	13	12/18/2020	$1,227,802	$1,204,580	$—	$(23,222)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligation	34.6%	$57,962,375
Pharmaceuticals	6.0	10,111,487
Banks	4.3	7,271,872
Insurance	2.9	4,874,299
Food Products	2.6	4,300,983
Chemicals	2.4	3,964,502
Machinery	2.1	3,587,538
Automobiles	1.9	3,226,722
Metals & Mining	1.8	3,030,226
Textiles, Apparel & Luxury Goods	1.7	2,896,507
Oil, Gas & Consumable Fuels	1.7	2,869,482
Capital Markets	1.6	2,741,151
Personal Products	1.5	2,458,240
Electric Utilities	1.5	2,433,783
Software	1.4	2,368,088
Health Care Equipment & Supplies	1.4	2,343,049
Semiconductors & Semiconductor Equipment	1.4	2,338,876
Electronic Equipment, Instruments & Components	1.3	2,208,149
Real Estate Management & Development	1.3	2,116,423
Electrical Equipment	1.3	2,097,006
Beverages	1.2	2,044,659
Diversified Telecommunication Services	1.2	1,942,210
IT Services	1.2	1,923,156
Wireless Telecommunication Services	1.1	1,851,074
Professional Services	1.1	1,828,820
Food & Staples Retailing	1.0	1,730,083
Entertainment	0.9	1,583,648
Equity Real Estate Investment Trusts	0.9	1,561,456
Trading Companies & Distributors	0.9	1,516,543
Household Durables	0.9	1,456,464
Industrial Conglomerates	0.8	1,336,223
Hotels, Restaurants & Leisure	0.8	1,326,289
Building Products	0.8	1,263,458
Road & Rail	0.7	1,221,771
Household Products	0.7	1,143,840
Biotechnology	0.7	1,115,770
Specialty Retail	0.7	1,084,949
Multi-Utilities	0.6	1,056,224
Tobacco	0.6	998,944
Aerospace & Defense	0.6	982,771
Auto Components	0.6	976,796
Construction & Engineering	0.6	933,859
Diversified Financial Services	0.5	916,880
Internet & Direct Marketing Retail	0.5	898,216
Air Freight & Logistics	0.5	764,075
Life Sciences Tools & Services	0.4	657,474
Construction Materials	0.4	629,704
Multiline Retail	0.4	617,118
Health Care Providers & Services	0.4	611,306
Transportation Infrastructure	0.3	550,845
Commercial Services & Supplies	0.3	540,567
Gas Utilities	0.3	539,547
Media	0.3	415,930
Paper & Forest Products	0.2	400,389

Transamerica ETF Trust	Page 11

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Interactive Media & Services	0.2%		$387,129
Communications Equipment	0.2		386,654
Technology Hardware, Storage & Peripherals	0.2		376,360
Leisure Products	0.2		314,494
Health Care Technology	0.2		275,056
Marine	0.1		225,805
Containers & Packaging	0.1		187,094
Airlines	0.1		147,762
Independent Power & Renewable Electricity Producers	0.1		130,708
Water Utilities	0.1		114,176
Energy Equipment & Services	0.0	(A)	57,407
Consumer Finance	0.0	(A)	37,073
Money Market Funds	0.0	(A)	23,377
Distributors	0.0	(A)	19,288
Diversified Consumer Services	0.0	(A)	15,380

Investments	99.3		166,319,579
Short-Term Investments	0.7		1,158,586

Total Investments	100.0%		$167,478,165

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
ASSETS
Investments
Common Stocks	$1,552,931	$106,218,506	$0	$107,771,437
Preferred Stocks	—	562,390	—	562,390
Right	—	—	0	0
U.S. Government Obligation	—	57,962,375	—	57,962,375
Short-Term Investment Company	23,377	—	—	23,377
Other Investment Company	1,158,586	—	—	1,158,586

Total Investments	$2,734,894	$164,743,271	$0	$167,478,165

LIABILITIES
Other Financial Instruments
Futures Contracts (L)	$(23,222)	$—	$—	$(23,222)

Total Other Financial Instruments	$(23,222)	$—	$—	$(23,222)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (H)	$—	$—	$0	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,507,748, collateralized by cash collateral of $1,158,586 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,574,961. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $1,783,307, representing 1.1% of the Fund’s net assets.
(E)	Securities deemed worthless.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2020, the total value of securities is $0, representing 0.00% of the Fund’s net assets.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(I)	Rates disclosed reflect the yields at September 30, 2020.

Transamerica ETF Trust	Page 12

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	The Fund recognizes transfers in and out of Level 3 as of September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(K)	Level 3 securities were not considered significant to the Fund.
(L)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Transamerica ETF Trust	Page 13

DeltaShares® S&P International Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica ETF Trust	Page 14

DeltaShares® S&P International Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica ETF Trust	Page 15